                                   Rule 497(e) File Nos. 002-90519 and 811-4007

                                   SUPPLEMENT

                               DATED MAY 13, 2002

                SMITH BARNEYSM DIVERSIFIED LARGE CAP GROWTH FUND
               SMITH BARNEYSM SMALL CAP GROWTH OPPORTUNITIES FUND
               SUPPLEMENT TO PROSPECTUSES DATED FEBRUARY 28, 2002

             SMITH BARNEYSM SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO
                  SUPPLEMENT TO PROSPECTUS DATED APRIL 30, 2002

                   SMITH BARNEYSM INTERNATIONAL LARGE CAP FUND
                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2002

         On or about May 13, 2002, Smith Barney Fund Management LLC, an affiliate of the funds' current investment manager, Citi Fund Management Inc., will become each fund's investment manager. Each fund anticipates that the current Citi Fund Management personnel will continue to manage the fund's portfolio through Smith Barney Fund Management. Smith Barney Fund Management is located at 333 West 34th Street, New York, New York 10001. Citi Fund Management and Smith Barney Fund Management are subsidiaries of Citigroup Inc.

                                   Rule 497(e) File Nos. 002-90519 and 811-4007

                                   SUPPLEMENT

                               DATED MAY 13, 2002

                SMITH BARNEYSM DIVERSIFIED LARGE CAP GROWTH FUND
               SMITH BARNEYSM SMALL CAP GROWTH OPPORTUNITIES FUND
                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                             DATED FEBRUARY 28, 2002

             SMITH BARNEYSM SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO
                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                              DATED APRIL 30, 2002

                   SMITH BARNEYSM INTERNATIONAL LARGE CAP FUND
                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2002

         On or about May 13, 2002, Smith Barney Fund Management LLC, an affiliate of the funds' current investment manager, Citi Fund Management Inc., will become each fund's investment manager. Each fund anticipates that the current Citi Fund Management personnel will continue to manage the fund's portfolio through Smith Barney Fund Management. Smith Barney Fund Management is located at 333 West 34th Street, New York, New York 10001. Citi Fund Management and Smith Barney Fund Management are subsidiaries of Citigroup Inc.